Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 701	$ 646
Accrued interest	125	132
Related party payables (refer to note 20)	33	33
Other payables and accrued expenses	304	305
Total current trade and other payables	1,163	1,116
Non-current payables	$ 45	$ 45